Income Taxes - Schedule of income tax rate reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss from operations before income taxes	$ (2,603,169)	$ (602,976)	$ (2,574,000)	$ (1,241,838)
Total income tax benefit	$ 2,241,208	$ 174,395	$ 2,241,208	$ 357,238
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Loss from operations before income taxes					$ (4,930,528)	$ (9,593)
Federal income tax benefit (expense) at statutory income tax rate of 21%					1,035,411	2,015
State income tax benefit (expense), net of federal benefit					61,164	10,295
Permanent differences, net					(46,979)	(87,256)
Deferred tax true-up					(69,386)	66,415
Other					90,200
Total income tax benefit					$ 1,070,410	$ (8,531)